Condensed Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, shares authorized	220,000,000	220,000,000
Common Class A [Member]
Temporary equity, shares outstanding	2,089,996	2,089,996	20,000,000
Temporary equity, redemption price per share	$ 11.08	$ 10.95	$ 10.35
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	1,300,000	1,300,000	0
Common stock, shares outstanding	1,300,000	1,300,000	0
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, shares issued	3,700,000	3,700,000	5,000,000
Common stock, shares outstanding	3,700,000	3,700,000	5,000,000